LEASES (Detail Textuals) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Operating lease assets	$ 1,100	$ 1,116
Lease liabilities	$ 1,001
Weighted average remaining lease term	3 years 8 months 12 days
Approximate weighted average borrowing rate	4.10%